Accounting Policies - Contract Costs (Details) - Contract costs - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Costs
Beginning balance	$ 3,971,142	$ 5,330,186
Additions	1,772,471	1,414,599
Amortization	(1,590,789)	(1,680,496)
Impairment		(1,093,147)
Ending balance	4,152,824	3,971,142
Current Contract Costs	1,499,798	1,483,022
Total non-current contract costs	$ 2,653,026	$ 2,488,120
Estimated useful lives	5 years